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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05150

Cornerstone Strategic Value Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.31%
CLOSED-END FUNDS - 17.68%
CONVERTIBLE SECURITIES - 0.07%
Advent Claymore Convertible Securities and Income Fund	41,886	$656,354

CORE - 4.61%
Adams Diversified Equity Fund, Inc.	1,120,641	18,681,085
General American Investors Company, Inc.	420,807	15,565,651
Source Capital, Inc.	38,753	1,549,345
Sprott Focus Trust, Inc.	3,500	25,830
Tri-Continental Corporation	245,539	6,843,172
		42,665,083
CORPORATE DEBT BBB RATED - 0.29%
BlackRock Credit Allocation Income Trust	221,609	2,712,501

DEVELOPED MARKET - 0.71%
Aberdeen Japan Equity Fund, Inc.	22,966	192,685
European Equity Fund, Inc. (The)	14,682	137,864
Japan Smaller Capitalization Fund, Inc.	240,407	2,661,306
Morgan Stanley Asia-Pacific Fund, Inc.	109,301	1,799,094
New Germany Fund, Inc. (The)	56,937	1,036,253
New Ireland Fund, Inc. (The) *	68,376	722,051
		6,549,253
EMERGING MARKETS - 3.77%
Central and Eastern Europe Fund, Inc.	55,788	1,341,980
Herzfeld Caribbean Basin Fund, Inc. (The) *	14,016	89,562
India Fund, Inc. (The)	249,210	5,515,017
Latin American Discovery Fund, Inc. (The)	49,621	550,793
Mexico Equity & Income Fund, Inc. (The)	33,475	410,404
Mexico Fund, Inc. (The)	251,205	4,094,642
Morgan Stanley China A Share Fund, Inc.	301,910	6,488,046
Morgan Stanley Emerging Markets Fund, Inc.	142,689	2,225,948
Morgan Stanley India Investment Fund, Inc.	103,441	2,422,588
Taiwan Fund, Inc. (The)	40,321	769,325
Templeton Dragon Fund, Inc.	293,556	5,850,571
Templeton Emerging Markets Fund	229,388	3,365,122

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
EMERGING MARKETS - 3.77% (Continued)
Voya Emerging Markets High Dividend Equity Fund	213,613	$1,723,857
		34,847,855
ENERGY MLP FUNDS - 0.07%
Cushing Energy Income Fund (The)	3,253	30,025
Goldman Sachs MLP Energy and Renaissance Fund	7,797	50,291
Kayne Anderson Midstream/Energy Fund, Inc.	41,577	532,185
		612,501
GENERAL & INSURED LEVERAGED - 0.06%
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	66,005	580,196

GENERAL BOND - 0.10%
Eaton Vance Limited Duration Income Fund	74,909	949,846

GLOBAL - 1.45%
Aberdeen Global Dynamic Dividend Fund	64,699	669,635
Aberdeen Total Dynamic Dividend Fund	817,784	7,180,143
Gabelli Global Small and Mid Cap Value Trust (The) *	107,558	1,312,208
GDL Fund (The)	260,255	2,365,717
Lazard Global Total Return and Income Fund, Inc.	4,077	72,367
Lazard World Dividend & Income Fund, Inc.	4,066	42,449
Royce Global Value Trust, Inc.	163,521	1,718,606
		13,361,125
GLOBAL INCOME - 0.24%
BrandywineGLOBAL - Global Income Opportunities Fund Inc.	206,252	2,244,022

HIGH YIELD LEVERAGED - 0.05%
Franklin Universal Trust	74,392	494,707

INCOME & PREFERRED STOCK - 0.18%
Eagle Growth and Income Opportunities Fund	92,620	1,410,509
RiverNorth Opportunities Fund, Inc.	12,890	241,688
		1,652,197

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
NATURAL RESOURCES - 1.90%
Adams Natural Resources Fund, Inc.	535,580	$10,674,109
BlackRock Energy and Resources Trust	14,425	210,317
BlackRock Resources & Commodities Strategy Trust	628,514	5,700,622
Tortoise Pipeline & Energy Fund, Inc.	57,377	992,622
		17,577,670
OPTION ARBITRAGE/OPTIONS STRATEGIES - 1.32%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	851,159	11,150,184
BlackRock Enhanced Global Dividend Trust	33,867	372,198
Cohen & Steers Global Income Builder, Inc.	77,276	720,212
		12,242,594
PACIFIC EX JAPAN - 0.17%
Korea Fund, Inc. (The)	42,891	1,571,526

REAL ESTATE - 1.23%
CBRE Clarion Global Real Estate Income Fund	1,012,194	7,389,016
Cohen & Steers REIT and Preferred Income Fund, Inc.	86,392	1,687,236
RMR Real Estate Income Fund	125,575	2,257,837
		11,334,089
SECTOR EQUITY - 0.91%
Gabelli Healthcare & WellnessRx Trust	266,349	2,937,829
GAMCO Natural Resources, Gold & Income Trust	2,764	16,169
Nuveen Real Asset Income and Growth Fund	216,119	3,481,678
Tekla Healthcare Opportunities Fund	104,821	1,964,346
		8,400,022
UTILITY - 0.55%
Cohen & Steers Infrastructure Fund, Inc.	30,252	669,477
Gabelli Global Utility & Income Trust (The)	36,695	725,827
Macquarie Global Infrastructure Total Return Fund Inc.	171,682	3,648,242
		5,043,546

TOTAL CLOSED-END FUNDS		163,495,087

CONSUMER DISCRETIONARY - 11.30%
Amazon.com, Inc. *	14,000	28,042,000
Booking Holdings, Inc. *	3,200	6,348,800

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 11.30% (Continued)
Carnival Corporation	15,000	$956,550
Charter Communications, Inc. - Class A *	14,000	4,562,320
Comcast Corporation - Class A	280,000	9,914,800
General Motors Company	39,000	1,313,130
Home Depot, Inc. (The)	69,600	14,417,640
Lowe's Companies, Inc.	30,000	3,444,600
Marriott International, Inc. - Class A	19,000	2,508,570
McDonald's Corporation	21,700	3,630,193
Netflix, Inc. *	28,000	10,475,640
Ross Stores, Inc.	20,000	1,982,000
Starbucks Corporation	24,000	1,364,160
TJX Companies, Inc. (The)	40,000	4,480,800
Twenty-First Century Fox, Inc. - Class B	25,000	1,145,500
Walt Disney Company (The)	85,000	9,939,900
		104,526,603
CONSUMER STAPLES - 4.56%
Altria Group, Inc.	95,000	5,729,450
Costco Wholesale Corporation	16,500	3,875,520
Estée Lauder Companies, Inc. (The) - Class A	23,000	3,342,360
Kroger Company (The)	56,000	1,630,160
Mondelēz International, Inc.	45,000	1,933,200
Philip Morris International, Inc.	50,000	4,077,000
Sysco Corporation	32,500	2,380,625
Tyson Foods, Inc.	20,000	1,190,600
Walgreen Boots Alliance, Inc.	35,000	2,551,500
Walmart Inc.	165,000	15,495,150
		42,205,565
ENERGY - 3.55%
Chevron Corporation	98,000	11,983,440
Concho Resources Inc. *	6,100	931,775
ConocoPhillips	59,000	4,566,600
EOG Resources, Inc.	28,600	3,648,502
Exxon Mobil Corporation	64,636	5,495,353
Marathon Petroleum Corporation	28,000	2,239,160
Occidental Petroleum Corporation	7,000	575,190

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
ENERGY - 3.55% (Continued)
Phillips 66	30,000	$3,381,600
		32,821,620
EXCHANGE-TRADED FUNDS - 3.00%
iShares Core S&P 500 ETF	45,000	13,172,850
SPDR S&P 500 ETF Trust	50,000	14,536,000
		27,708,850
FINANCIALS - 10.91%
Allstate Corporation (The)	18,000	1,776,600
American Express Company	32,000	3,407,680
Ameriprise Financial, Inc.	8,500	1,255,110
Aon plc	7,000	1,076,460
Bank of America Corporation	403,300	11,881,218
BB&T Corporation	42,000	2,038,680
Berkshire Hathaway, Inc. - Class B *	80,000	17,128,800
BlackRock, Inc. - Class A	7,000	3,299,310
Capital One Financial Corporation	25,000	2,373,250
Charles Schwab Corporation (The)	39,700	1,951,255
Citigroup Inc.	127,000	9,110,980
Goldman Sachs Group, Inc. (The)	22,000	4,933,280
Intercontinental Exchange, Inc.	20,000	1,497,800
JPMorgan Chase & Co.	181,000	20,424,040
Marsh & McLennan Companies, Inc.	14,000	1,158,080
Moody's Corporation	8,000	1,337,600
Morgan Stanley	104,500	4,866,565
Progressive Corporation (The)	20,000	1,420,800
Prudential Financial, Inc.	20,900	2,117,588
S&P Global Inc.	9,000	1,758,510
SunTrust Banks, Inc.	27,000	1,803,330
T. Rowe Price Group, Inc.	10,000	1,091,800
U.S. Bancorp	60,000	3,168,600
		100,877,336
HEALTH CARE - 13.32%
Abbott Laboratories	57,000	4,181,520
AbbVie Inc.	94,000	8,890,520
Aetna Inc.	18,000	3,651,300
Allergan plc	12,400	2,361,952

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 13.32% (Continued)
Amgen Inc.	26,000	$5,389,540
Anthem, Inc.	15,000	4,110,750
Baxter International Inc.	33,000	2,543,970
Becton, Dickinson and Company	11,000	2,871,000
Biogen, Inc. *	8,000	2,826,480
Boston Scientific Corporation *	68,000	2,618,000
Bristol-Myers Squibb Company	50,000	3,104,000
Centene Corporation *	11,400	1,650,492
Cigna Corporation	14,000	2,915,500
CVS Health Corporation	63,000	4,959,360
Danaher Corporation	17,000	1,847,220
Edwards Lifesciences Corporation *	8,000	1,392,800
Eli Lilly and Company	37,000	3,970,470
Express Scripts Holding Company *	22,000	2,090,220
HCA Healthcare, Inc.	20,000	2,782,400
Illumina, Inc. *	6,000	2,202,360
Intuitive Surgical, Inc. *	3,000	1,722,000
Johnson & Johnson	90,700	12,532,019
Pfizer Inc.	415,000	18,289,050
Stryker Corporation	15,000	2,665,200
Thermo Fisher Scientific Inc.	14,000	3,417,120
UnitedHealth Group Incorporated	58,000	15,430,320
Vertex Pharmaceuticals Incorporated *	9,000	1,734,660
Zoetis Inc.	12,000	1,098,720
		123,248,943
INDUSTRIALS - 8.24%
3M Company	17,000	3,582,070
Boeing Company (The)	34,000	12,644,600
Caterpillar Inc.	40,000	6,099,600
CSX Corporation	54,000	3,998,700
Cummins Inc.	7,000	1,022,490
Deere & Company	21,000	3,156,930
Delta Air Lines, Inc.	26,000	1,503,580
FedEx Corporation	17,000	4,093,430
Fortive Corporation	15,000	1,263,000
Honeywell International Inc.	24,000	3,993,600

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 8.24% (Continued)
Illinois Tool Works Inc.	13,900	$1,961,568
Ingersoll-Rand Public Limited Company	7,000	716,100
Lockheed Martin Corporation	18,000	6,227,280
Norfolk Southern Corporation	19,000	3,429,500
Parker-Hannifin Corporation	9,000	1,655,370
Republic Services, Inc.	19,000	1,380,540
Roper Technologies, Inc.	5,000	1,481,050
Southwest Airlines Co.	21,500	1,342,675
Stanley Black & Decker, Inc.	8,900	1,303,316
Union Pacific Corporation	46,000	7,490,180
United Parcel Service, Inc. - Class B	49,000	5,720,750
Waste Management, Inc.	24,000	2,168,640
		76,234,969
INFORMATION TECHNOLOGY - 22.11%
Accenture plc - Class A	19,000	3,233,800
Adobe Systems Incorporated *	14,000	3,779,300
Alphabet Inc. - Class C *	27,405	32,707,046
Analog Devices, Inc.	24,000	2,219,040
Apple Inc.	183,000	41,310,420
Applied Materials, Inc.	61,000	2,357,650
Broadcom Inc.	25,000	6,168,250
Cisco Systems, Inc.	116,000	5,643,400
Cognizant Technology Solutions Corporation - Class A	36,000	2,777,400
Facebook, Inc. - Class A *	85,500	14,061,330
Fiserv, Inc. *	25,000	2,059,500
Intel Corporation	286,500	13,548,585
International Business Machines Corporation	29,000	4,385,090
Intuit Inc.	9,000	2,046,600
Lam Research Corporation	10,000	1,517,000
Mastercard Incorporated	40,000	8,904,400
Microchip Technology Incorporated	14,000	1,104,740
Micron Technology, Inc. *	71,000	3,211,330
Microsoft Corporation	236,000	26,991,320
Oracle Corporation	127,272	6,562,144
TE Connectivity Ltd.	22,000	1,934,460
Texas Instruments Incorporated	59,000	6,330,110

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 22.11% (Continued)
Visa, Inc. - Class A	71,000	$10,656,390
Western Digital Corporation	18,000	1,053,720
		204,563,025
MATERIALS - 1.27%
DowDuPont Inc.	61,294	3,941,817
Ecolab Inc.	8,000	1,254,240
International Paper Company	22,600	1,110,790
LyondellBasell Industries N.V.	20,000	2,050,200
Praxair, Inc.	7,000	1,125,110
Sherwin-Williams Company (The)	5,000	2,276,050
		11,758,207
REAL ESTATE - 0.14%
Prologis, Inc.	19,000	1,288,010

TELECOMMUNICATION SERVICES - 1.83%
AT&T, Inc.	107,568	3,612,133
Verizon Communications, Inc.	250,000	13,347,500
		16,959,633
UTILITIES - 1.40%
American Electric Power Company, Inc.	20,000	1,417,600
Dominion Energy, Inc.	30,000	2,108,400
DTE Energy Company	12,000	1,309,560
Exelon Corporation	60,000	2,619,600
NextEra Energy, Inc.	18,000	3,016,800
Southern Company (The)	35,000	1,526,000
Xcel Energy, Inc.	20,000	944,200
		12,942,160

TOTAL EQUITY SECURITIES (cost - $811,439,596)		918,630,008

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2018 (Unaudited)(Concluded)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT - 0.62%
MONEY MARKET FUND - 0.62%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.95% ^ (cost - $5,727,906)	5,727,906	$5,727,906

TOTAL INVESTMENTS - 99.93% (cost - $817,167,502)		924,357,914

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		622,002

NET ASSETS - 100.00%		$924,979,916

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (Unaudited)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of September 30, 2018:

Cost of portfolio investments	$817,663,127
Gross unrealized appreciation	$121,668,318
Gross unrealized depreciation	(14,973,531)
Net unrealized appreciation	$106,694,787

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and generally accepted accounting principles. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories:

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments carried at value:

VALUTION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Investments	$918,630,008	$-
Short-Term Investments	5,727,906	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$924,357,914	$-

*	Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

As of September 30, 2018, the Fund did not have any transfers in and out of any Level.

CORNERSTONE STRATEGIC VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2018.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the nine months ended September 30, 2018, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on August 31, 2018 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President (Principal Executive Officer)

Date	November 16, 2018

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	November 16, 2018

*	Print the name and title of each signing officer under his or her signature.